Consolidated Income Statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Profit or loss [abstract]
Revenues	$ 13,130	$ 13,531	$ 12,926
Cost of sales	(8,825)	(8,849)	(8,365)
Gross profit	4,305	4,682	4,561
Operating expenses	(2,972)	(2,979)	(2,826)
Operating earnings before other expenses, net	1,333	1,703	1,735
Other expenses, net	(347)	(296)	(205)
Operating earnings	986	1,407	1,530
Financial expense	(711)	(722)	(1,086)
Financial income and other items, net	(71)	(2)	184
Share of profit of equity accounted investees	49	34	33
Earnings before income tax	253	717	661
Income tax	(162)	(224)	(16)
Net income from continuing operations	91	493	645
Discontinued operations	88	77	222
CONSOLIDATED NET INCOME	179	570	867
Non-controlling interest net income	36	42	75
CONTROLLING INTEREST NET INCOME	$ 143	$ 528	$ 792
Basic earnings per share	$ 0.0031	$ 0.0114	$ 0.0174
Basic earnings per share from continuing operations	0.0012	0.0098	0.0125
Diluted earnings per share	0.0031	0.0114	0.0174
Diluted earnings per share from continuing operations	$ 0.0012	$ 0.0098	$ 0.0125

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.